Equity - Summary of Incentive Unit Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common Class C-1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non vested at beginning of period, units	794	950
Granted, units	40	60
Vested, units	(224)	(216)
Forfeited, units	(50)
Non vested at ending of period, units	560	794
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value	$ 48
Granted, Weighted-Average Grant Date Fair Value	$ 1,033	$ 629
Vested, Weighted-Average Grant Date Fair Value	$ 1,022
Forfeited, Weighted-Average Grant Date Fair Value	$ 0
Nonvested at end of period, Weighted-Average Grant Date Fair Value	$ 131	$ 48
Common Class C-2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, units	182
Non vested at ending of period, units	182
Granted, Weighted-Average Grant Date Fair Value	$ 2,501
Nonvested at end of period, Weighted-Average Grant Date Fair Value	$ 2,501